EATON VANCE ARIZONA
                                 MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                            Supplement to Prospectus
                             Dated December 1, 2003
                            as Revised March 1, 2004

                      EATON VANCE MARYLAND MUNICIPALS FUND
                            Supplement to Prospectus
                              Dated January 1, 2004
                          as Revised February 23, 2004

                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                            Supplement to Prospectus
                             Dated February 1, 2004
                            as Revised March 1, 2004

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                            Supplement to Prospectus
                               Dated June 1, 2004

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
                            Supplement to Prospectus
                              Dated August 1, 2004


Craig Brandon is now portfolio manager of Arizona Municipals Portfolio, Minnesota Municipals Portfolio, Maryland Municipals Portfolio, Mississippi Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio and Eaton Vance Florida Insured Municipals Fund. Mr. Brandon has been a municipal credit analyst at Eaton Vance for more than 5 years, and has been a Vice President of Eaton Vance Management and Boston Management and Research since November, 2001.



September 13, 2004                                                        COMBPS